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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA        11/13/2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 58
                                        --------------------

Form 13F Information Table Value Total: $1,633,863
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    01        028-05371                 John F. Brennan, Jr.
    ------    -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

         ITEM 1                      ITEM 2        ITEM 3    ITEM 4            ITEM 5         ITEM 6  ITEM 7       ITEM 8
------------------------------  ---------------  ---------  -------  -----------------------  ------- ------ ------------------
                                                                                                              VOTING AUTHORITY
         ISSUER                     TITLE OF       CUSIP     VALUE    SH/PRN   SH/ PRN  PUT/  INVSTMT  OTHER SOLE  SHARED  NONE
                                     CLASS                  (x1000)   AMOUNT            CALL  DISCRTN  MGRS
ALLEGHENY ENERGY INC            COMMON           017361106    30170   1137640     SH          OTHER     01    0    1137640  0
ALLERGAN INC                    COMMON           018490102     9938    175081     SH          OTHER     01    0     175081  0
APPLE INC                       COMMON           037833100     7816     42170     SH          OTHER     01    0      42170  0
AMERISTAR CASINOS INC           COMMON           03070Q101    39147   2480825     SH          OTHER     01    0    2480825  0
BAXTER INTL INC                 COMMON           071813109    31409    550940     SH          OTHER     01    0     550940  0
BJS WHSL CLUB INC               COMMON           05548J106    46040   1271123     SH          OTHER     01    0    1271123  0
CABELAS INC                     COMMON           126804301    12501    937130     SH          OTHER     01    0     937130  0
CELANESE CORP                   SER A COM        150870103     5684    227360     SH          OTHER     01    0     227360  0
COVIDIEN PLC                    SHS              G2554F105    10265    237280     SH          OTHER     01    0     237280  0
CUMMINS INC                     COMMON           231021106     3203     71470     SH          OTHER     01    0      71470  0
DOLLAR TREE INC                 COMMON           256746108    12780    262530     SH          OTHER     01    0     262530  0
EBAY INC                        COMMON           278642103     2088     88488     SH          OTHER     01    0      88488  0
FAMILY DOLLAR STORES INC        COMMON           307000109    15812    598930     SH          OTHER     01    0     598930  0
FIRST BUSEY CORP                COMMON           319383105     1880    400000     SH          OTHER     01    0     400000  0
FORD MOTOR COMPANY              COM PAR $0.01    345370860    38753   5374830     SH          OTHER     01    0    5374830  0
GILEAD SCIENCES INC             COMMON           375558103    61154   1315140     SH          OTHER     01    0    1315140  0
HARTFORD FINL SVCS GROUP INC    COMMON           416515104     6817    257240     SH          OTHER     01    0     257240  0
INVESTORS BANCRP                COMMON           46146P102     8074    760940     SH          OTHER     01    0     760940  0
JM SMUCKER CO                   COM NEW          832696405    32371    610658     SH          OTHER     01    0     610658  0
JOHNSON CTLS INC                COMMON           478366107    38554   1508380     SH          OTHER     01    0    1508380  0
JPMORGAN CHASE & CO             COMMON           46625H100    38484    878220     SH          OTHER     01    0     878220  0
KEYCORP                         7.75% SR A PFD   493267405    33514    384870     SH          OTHER     01    0     384870  0
LIFE TECHNOLOGIES CORPORATION   COMMON           53217V109     3862     82970     SH          OTHER     01    0      82970  0
LOCKHEED MARTIN CORP            COMMON           539830109    23267    297991     SH          OTHER     01    0     297991  0
MAJESCO ENTERTAINMENT CO        COM NEW          560690208       27     19534     SH          OTHER     01    0      19534  0
MASSEY ENERGY CO                COMMON           576206106     1833     65740     SH          OTHER     01    0      65740  0
MCDONALDS CORP                  COMMON           580135101     7357    128920     SH          OTHER     01    0     128920  0
MICROSOFT CORP                  COMMON           594918104    30488   1185380     SH          OTHER     01    0    1185380  0
MOLECULAR INSIGHT               COMMON           60852M104      499     90200     SH          OTHER     01    0      90200  0
MOOG INC                        CL A             615394202     2213     75000     SH          OTHER     01    0      75000  0
MOTOROLA INC                    COMMON           620076109     7209    839200     SH          OTHER     01    0     839200  0
ON SEMICONDUCTOR CORP           COMMON           682189105     5184    628350     SH          OTHER     01    0     628350  0
PNC FINANCIAL SERVICES GROUP    COMMON           693475105     3788     77960     SH          OTHER     01    0      77960  0
PRECISION CASTPARTS CORP        COMMON           740189105    15595    153084     SH          OTHER     01    0     153084  0
PRICELINE COM INC               COMMON           741503403    68403    412514     SH          OTHER     01    0     412514  0
PT TELEKOMUNIKASI INDONESIA     SPONSORED ADRS   715684106     6881    192745     SH          OTHER     01    0     192745  0
QUALCOMM INC                    COMMON           747525103    15280    339710     SH          OTHER     01    0     339710  0
ROMA FINCL CORP                 COMMON           77581P109     6160    495614     SH          OTHER     01    0     495614  0
SPDR TR                         UNIT SER 1       78462F103   637362   6036200     SH    PUT   OTHER     01    0    6036200  0
SAKS INC                        COMMON           79377W108     5267    772250     SH          OTHER     01    0     772250  0
SCHERING PLOUGH CORP            COMMON           806605101    59000   2088490     SH          OTHER     01    0    2088490  0
SCRIPPS NETWORKS INTERACT       CL A             811065101    30347    821294     SH          OTHER     01    0     821294  0
SEAGATE TECHNOLOGY              SHS              G7945J104     7558    496910     SH          OTHER     01    0     496910  0
SOUTH FINL GROUP INC            COMMON           837841105     1437    977630     SH          OTHER     01    0     977630  0
SPRINT NEXTEL CORP              COM SER 1        852061100    42754  10823680     SH          OTHER     01    0   10823680  0
ST JUDE MED INC                 COMMON           790849103    14285    366180     SH          OTHER     01    0     366180  0
STERLING FINANCIAL CORP (WASH)  COMMON           859319105      474    237019     SH          OTHER     01    0     237019  0
SOLUTIA INC                     COMMON           834376501     2534    218830     SH          OTHER     01    0     218830  0
THE HERSHEY CO                  COMMON           427866108    16294    419299     SH          OTHER     01    0     419299  0
TJX COS INC NEW                 COMMON           872540109    11703    315030     SH          OTHER     01    0     315030  0

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
UMPQUA HOLDINGS CORP            COMMON           904214103     2951    278410     SH          OTHER     01    0     278410  0
UNITED COMMUNITY BANKS
 BLAIRSVILLE                    CAP STK          90984P105       70     14007     SH          OTHER     01    0      14007  0
UNITED STS STL CORP             COMMON           912909108     2746     61880     SH          OTHER     01    0      61880  0
WAL-MART STORES INC             COMMON           931142103    38001    774104     SH          OTHER     01    0     774104  0
WATSCO INC                      COMMON           942622200    22450    416440     SH          OTHER     01    0     416440  0
WELLS FARGO & CO                PERP PFD CONV A  949746804    38874     43532     SH          OTHER     01    0      43532  0
WMS INDUSTRIES INC              COMMON           929297109    10783    241980     SH          OTHER     01    0     241980  0
ZIMMER HOLDINGS INC             COMMON           98956P102     4473     83680     SH          OTHER     01    0      83680  0